TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE.
Schedule of trade accounts receivable

	2021	2020
Trade accounts receivable - in Brazil	2,640,011	2,081,740
Trade accounts receivable - exports from Brazil	249,834	26,121
Trade accounts receivable - outside of Brazil	2,632,002	1,766,555
(-) Impairment loss on trade receivables	(107,772)	(137,146)
	5,414,075	3,737,270

Schedule of accounts receivable by aging

	2021	2020
Current	4,646,175	3,466,000
Past-due:
Up to 30 days	494,866	259,756
From 31 to 60 days	139,415	48,905
From 61 to 90 days	32,245	9,355
From 91 to 180 days	169,959	13,636
From 181 to 360 days	8,220	15,899
Above 360 days	30,967	60,865
(-) Impairment on financial assets	(107,772)	(137,146)
	5,414,075	3,737,270

Schedule of the changes in impairment on financial assets

Balance as of January 1, 2019	(158,157)
Impairment on financial assets during the year	(81,243)
Recoveries in the year	60,199
Write-offs	78,635
Exchange variation	2,487
Balance as of December 31, 2019	(98,079)
Impairment on financial assets during the year	(148,548)
Recoveries in the year	84,416
Write-offs	36,210
Exchange variation	(11,145)
Balance as of December 31, 2020	(137,146)
Impairment on financial assets during the year	(55,731)
Recoveries in the year	56,088
Write-offs	9,892
Loss of control of subsidiary (note 3.4)	23,203
Exchange variation	(4,078)
Balance as of December 31, 2021	(107,772)